Submission	Feb. 12, 2025
Submission [Line Items]
Central Index Key	0001785056
Registrant Name	INTERACTIVE STRENGTH Inc.
Registration File Number	333-284788
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A